Variable Interest Entity Statements	12 Months Ended
Dec. 31, 2021
Variable Interest Entity Statements
Variable Interest Entity Statements

Note 3    Variable Interest Entity Statements

Prior to August 3, 2021, the Company’s wholly owned subsidiary, Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”), effectively controlled and was entitled to the economic benefits of the Company’s VIE entity, Hangzhou Wangbo Investment Management Co., Ltd (“Wangbo” or “VIE”), through a series of contractual arrangement (“VIE agreements”), which were designed to provide Jiamu with certain powers, rights, and obligations to Wangbo, as set forth under the VIE Agreements. Accordingly, Jiamu was regarded as the primary beneficiary of Wangbo for accounting purposes and consolidated the financial results of the Wangbo and its subsidiaries under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.

On July 28, 2021, Jiamu, Wangbo and the nominal shareholders of Wangbo signed a Termination Agreement to terminate the VIE agreements and the nominal shareholders who previously owned 100% equity interest of Wangbo transferred all their equity interests in Wangbo to Jiamu for a nominal consideration (the “Dismantlement Transaction”). As a result, Wangbo becomes a wholly owned subsidiary of Jiamu. The Dismantlement Transaction was completed on August 3, 2022.

Since Wangbo is effective controlled by the Company through our wholly owned subsidiary Jiamu before and after the Dismantlement Transaction, the Dismantlement Transaction is considered a reorganization under common control and the consolidation of Wangbo and its subsidiaries has been accounted for at historical cost in accordance with Accounting Standards Codification (“ASC”) 805-50-30-5.